CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Subscription	$ 134,628	$ 56,425	$ 18,168
Perpetual license	115,738	176,061	221,955
Maintenance and professional services	252,551	231,945	193,772
Revenues	502,917	464,431	433,895
Cost of revenues:
Subscription	25,837	17,513	5,611
Perpetual license	3,904	4,925	7,900
Maintenance and professional services	63,566	60,133	49,104
Cost of revenues	93,307	82,571	62,615
Gross profit	409,610	381,860	371,280
Operating expenses:
Research and development	142,121	95,426	72,520
Sales and marketing	274,401	219,999	184,168
General and administrative	71,425	60,429	52,308
Total operating expenses	487,947	375,854	308,996
Operating income (loss)	(78,337)	6,006	62,284
Financial income (expense), net	(12,992)	(6,395)	7,800
Income (loss) before taxes on income	(91,329)	(389)	70,084
Tax benefit (taxes on income)	7,383	(5,369)	(7,020)
Net income (loss)	$ (83,946)	$ (5,758)	$ 63,064
Basic net income (loss) per ordinary share	$ (2.12)	$ (0.15)	$ 1.68
Diluted net income (loss) per ordinary share	$ (2.12)	$ (0.15)	$ 1.62
Change in net unrealized gains (losses) on marketable securities:
Net unrealized gains (losses) arising during the year	$ (3,405)	$ 2,152	$ 777
Change in unrealized losses on marketable securities, total	(3,405)	2,152	777
Change in unrealized net gain (loss) on cash flow hedges:
Net unrealized gains arising during the year	1,702	2,676	1,538
Net gains reclassified into net income (loss)	(2,075)	(1,471)	(558)
Change in unrealized gain (loss) on cash flow hedges, Total	(373)	1,205	980
Other comprehensive income (loss), net of taxes of $(240), $(458) and $(516) for 2019, 2020 and 2021, respectively	(3,778)	3,357	1,757
Total comprehensive income (loss)	$ (87,724)	$ (2,401)	$ 64,821